Other Current Liability - Summary of Revenue Recognized in Relation to Contract Liabilities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 113
Transportation Service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	28
Custodial service
Current contract liabilities
Revenue recognized that was included in the contract liabilities balance at the beginning of the year	$ 85